Expense Example - Caldwell & Orkin - Gator Capital Long/Short Fund - Caldwell & Orkin - Gator Capital Long/Short Fund	Aug. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 304
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	$ 3,327